Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Summary of future minimum lease payments under non-cancellable lease agreements

	31 Dec	31 Dec
	2021	2020
	k€	k€
Less than one year	801	71
Between one and five years	10,595	3,419
More than five years	46,474	9,332
Total	57,870	12,822